Notes Payable and Capital Lease Obligations (Tables)	12 Months Ended
Feb. 28, 2021
Debt Disclosure [Abstract]
Schedule of Notes Payable and Capital Lease Obligations Outstanding
Notes payable and capital lease obligations outstanding were as follows:

	Successor	Predecessor
($ in thousands)	February 28, 2021	February 29, 2020
2021 Term Loan	$525,000	$—
Term Loan Due 2024	—	914,184
Amber Term Loan	—	36,588
Revolving Credit Facility	—	15,000
Other notes payable	688	376
Capital lease obligations	11,415	6,057
Total notes payable and capital lease obligations	537,103	972,205
Less unamortized debt issuance costs	(18,483)	(20,497)
Total notes payable and capital lease obligations, net	518,620	951,708
Less current portion	(9,232)	(64,902)
Notes payable and capital lease obligations, less current portion, net	$509,388	$886,806

Schedule of Future Principal Payment Obligations of Company's Notes Payable
The following table sets forth future principal payment obligations of the Company’s notes payable and capital lease obligations for the fiscal years ending:

($ in thousands)	Amount
2022	$9,696
2023	9,094
2024	7,750
2025	5,250
2026	5,250
Thereafter	500,063
Total minimum payment	537,103
Less current portion	(9,232)
Notes payable and capital lease obligations, less current portion	$527,871